Consolidated Statements of Financial Positions - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 33,895	$ 11,046
Trade receivables	9,332	1,779
Inventories	1,963	1,200
Other receivables	650	927
Total current assets	45,840	14,952
LONG-TERM ASSETS:
Other receivables	364	469
Property, plant and equipment, net	2,366	2,478
Right-of-use assets, net	1,215	1,548
Intangible assets, net	231	297
Total non-current assets	4,176	4,792
Total assets	50,016	19,744
Current liabilities [abstract]
Current maturities of long-term liabilities	2,242	2,408
Trade payables and accrued expenses	5,656	4,693
Other payables	4,159	3,620
Total current liabilities	12,057	10,721
Non-current liabilities [abstract]
Deferred revenues	0	119
Warrants, net	15,606	0
Liabilities in respect of IIA grants	7,445	7,885
Liabilities in respect of TEVA	2,788	3,922
Lease liabilities	846	1,391
Severance pay liability, net	360	288
Total non-current liabilities	27,045	13,605
Total liabilities	39,102	24,326
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized * : 12,857,143 shares as of December 31, 2022 and 7,142,858 shares as of December 31, 2021; Issued and Outstanding 7,240,020 shares as of December 31, 2022 and 3,896,117 shares as of December 31, 2021	143	75
Share premium	178,882	143,869
Foreign currency translation reserve	(5)	(19)
Accumulated deficit	(168,106)	(148,507)
Total equity (deficit)	10,914	(4,582)
Total liabilities and equity	$ 50,016	$ 19,744